Long-Term Debt - Additional Information (Detail) $ / shares in Units, € in Millions, $ in Millions		12 Months Ended
	Jul. 03, 2014 USD ($) $ / shares	Dec. 31, 2015 USD ($) CreditFacility	Dec. 31, 2014 USD ($)	Dec. 31, 2015 EUR (€)	Mar. 31, 2013 EUR (€)	Mar. 12, 2013 USD ($)
Debt Instrument [Line Items]
Net proceeds from issuance of senior unsecured convertible bonds			$ 994
Debt transaction costs	$ 6
Conversion features of the instruments value		$ 0	121
Allocated debt issuance costs	1
Reduced amount of debt issuance costs			4
Unamortized debt discount and issuance costs totalled		95	116
Medium Term Credit Facilities [Member]
Debt Instrument [Line Items]
Unutilized committed medium term credit facilities		563
R & D project in France [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €				€ 245
Amount outstanding		19
Line of credit amount withdrawn		341
R & D projects in Italy [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €				250
Amount outstanding		55
Line of credit amount withdrawn		380
Multi Currency Loan to Support our Industrial and R&D Programs [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €					€ 350
Amount outstanding		$ 353
Line of credit amount withdrawn						$ 471
European Investment Bank [Member]
Debt Instrument [Line Items]
Number of long-term amortizing credit facilities | CreditFacility		4
Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component	878
Europe [Member] | Multi Currency Loan to Support our Industrial and R&D Programs [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €				350
Amount outstanding		$ 269
Line of credit amount withdrawn		$ 321		€ 100
Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Net proceeds from issuance of senior unsecured convertible bonds	$ 994
Senior Unsecured Convertible Bonds [Member] | Carrying Amount [Member]
Debt Instrument [Line Items]
Liability component, net of debt discount and issuance costs			884
Senior Unsecured Convertible Bonds [Member] | Previously Reported [Member] | Carrying Amount [Member]
Debt Instrument [Line Items]
Liability component, net of debt discount and issuance costs			888
Zero Coupon due 2019 (Tranche A) [Member]
Debt Instrument [Line Items]
Interest rate		1.00%		1.00%
Senior unsecured convertible bonds conversion premium rate	30.00%
Debt discount rate		2.40%
Zero Coupon due 2019 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount	$ 600
Long-term debt maturity date		2019
Interest rate	0.00%	0.00%		0.00%
Liability component, net of debt discount and issuance costs		$ 550	537
1.0% due 2021 (Tranche B) [Member]
Debt Instrument [Line Items]
Debt instrument periodic payment		Semi-annually
Interest rate		1.00%		1.00%
Senior unsecured convertible bonds conversion premium rate	31.00%
Debt discount rate		3.22%
1.0% due 2021 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount	$ 400
Long-term debt maturity date		2021
Interest rate	1.00%	1.00%		1.00%
Liability component, net of debt discount and issuance costs		$ 354	$ 347
Dual Tranche Senior Unsecured Convertible Bonds [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount	$ 1,000
Senior unsecured convertible bonds conversion price | $ / shares	$ 12